INCOME(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2016
INCOME(LOSS) PER SHARE
INCOME(LOSS) PER SHARE
20. INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income (loss):	(93,145,437)	696,338,805	33,135,116
Accretion on convertible redeemable preferred shares to redemption value	(250,774,772)	—	—
Numerator for basic and diluted net income (loss) per share	(343,920,209)	696,338,805	33,135,116
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	19,198,145	126,758,363	137,621,702
Dilutive effect of share options	—	1,593,216	897,122
Dilutive effect of restricted shares	—	52,298	33,207
Denominator for diluted income (loss) per share calculation	19,198,145	128,403,877	138,552,031
Basic net income (loss) per share attributable to the Company’s common shareholders	(17.91)	5.49	0.24
Diluted net income (loss) per share attributable to the Company’s common shareholders	(17.91)	5.42	0.24
Basic net income (loss) per ADS*	(35.82)	10.99	0.48
Diluted net income (loss) per ADS*	(35.82)	10.85	0.48

* The Company completed its IPO on November 18, 2014 and issued a total of 10,000,000 ADSs at a price of US$12.00 per ADS. Each ADS represents two Class A common shares. The net loss per ADS for the year ended December 31, 2014 was calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

Basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net earnings (loss) per share is computed using the weighted average number of common shares and dilutive common share equivalents outstanding during the period. For the year end December 31, 2014, Class A, Series A, Series B, Series C, Series D, and Series E Preferred Shares totaling 67,288,845, on a weighted average basis were anti-dilutive and excluded from the calculation of diluted net loss per share. The effects of all outstanding share options and restricted shares of RMB4,443,455 shares on a weighted average basis were anti-dilutive and were excluded from the computation of diluted loss per share for the years ended December 31, 2014. The effects of outstanding share options and restricted shares of 2,828,588 and 2,753,664 shares on a weighted average basis were anti-dilutive and excluded from the computation of diluted net income per share for the years ended December 31, 2015 and 2016, respectively.

The Company's convertible redeemable preferred shares, which were issued and converted into common shares before and upon the completion of the IPO, were participating securities because they had contractual rights to share in the profits but not losses of the Company. For the year ended December 31, 2014, the two-class method was not used in computing basic and diluted net loss per share as the Company was in a net loss position. The Company does not distinguish between Class A and Class B common shares for purposes of presenting basic or diluted earnings per share as each share class has identical privileges with respect to undistributed and distributed earnings